Parent Company Only Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Other assets	$ 2,269	$ 3,224
Total Assets	1,137,452	1,016,185
Liabilities and Equity:
Subordinated debentures	13,403	13,403
Other liabilities	7,517	6,693
Equity	134,780	127,090	$ 112,207	$ 103,050
Total liabilities and equity	1,137,452	1,016,185
Income:
Total interest income	48,655	42,202	39,410
Expense:
Total interest expense	8,280	6,764	5,812
Net Income	24,227	27,638	18,786
Net income	11,870	18,510	10,697
Preferred stock dividend	(1,119)	(1,200)	(1,200)
Net income available to common shareholders	10,751	17,310	9,497
Cash Flows from Operating Activities
Net income	11,870	18,510	10,697
Changes in operating assets and liabilities:
Increase in accrued interest payable and other accrued liabilities	888	(2,306)	1,686
Net cash provided by operating activities	18,924	12,722	5,054
Cash Flows from Financing Activities
Purchase of treasury stock	0	(4)	(831)
Proceeds from exercise of stock options	132	190	2,697
Payment of dividend on preferred stock and common stock	(4,385)	(3,234)	(2,661)
Net cash provided by financing activities	108,455	114,858	50,556
(Decrease)/increase in cash and cash equivalents	(28,607)	43,291	(8,809)
Cash and Cash Equivalents, January 1,	70,720	27,429	36,238
Cash and Cash Equivalents, December 31,	42,113	70,720	27,429
Parke Bancorp Inc.
Assets:
Cash	1,578	1,317
Investments in subsidiaries	147,664	140,103
Other assets	5	5
Total Assets	149,247	141,425
Liabilities and Equity:
Subordinated debentures	13,403	13,403
Other liabilities	1,196	954
Equity	134,648	127,068
Total liabilities and equity	149,247	141,425
Income:
Dividends from bank subsidiary	5,200	3,400	2,657
Other income	0	0	0
Total interest income	5,200	3,400	2,657
Expense:
Interest on subordinated debentures	399	311	259
Salary	160	160	160
Other expenses	118	118	101
Total interest expense	677	589	520
Net Income	4,523	2,811	2,137
Equity in undistributed income of subsidiaries	7,024	15,698	8,560
Net income	11,547	18,509	10,697
Preferred stock dividend	(1,119)	(1,200)	(1,200)
Net income available to common shareholders	10,428	17,309	9,497
Cash Flows from Operating Activities
Net income	11,547	18,509	10,697
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(7,024)	(15,698)	(8,560)
Changes in operating assets and liabilities:
Decrease in other assets	0	0	(51)
Increase in accrued interest payable and other accrued liabilities	242	254	436
Net cash provided by operating activities	4,765	3,065	2,522
Cash Flows from Financing Activities
Purchase of treasury stock	0	(4)	(831)
Proceeds from exercise of stock options	87	0	2,749
Payment of dividend on preferred stock and common stock	(4,385)	(3,264)	(2,661)
Other, net	(206)	(20)	(377)
Net cash provided by financing activities	(4,504)	(3,288)	(1,120)
(Decrease)/increase in cash and cash equivalents	261	(223)	1,402
Cash and Cash Equivalents, January 1,	1,317	1,540	138
Cash and Cash Equivalents, December 31,	$ 1,578	$ 1,317	$ 1,540